Significant accounting policies, judgments and estimation uncertainty (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Foreign exchange gain loss	$ 139	$ 10
Vesting period	Stock options vest over three years (33 1/3% per year) and expire after five years.
Government assistance	$ 7	10
Long-term debt	$ 8,069	$ 6,476
Percentage of increase or decrease in total forecasted revenue	10.00%
Forecasted revenue
Period of forecasted revenue	two years
AIF loans [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	35.00%
Weighted average discount rate	higher by 10%, or lower by 10%
Long-term debt	$ 1,440
Loans payable
AIF loans [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	728
AIF loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,036
Loans payable	$ 3,193
Province loan [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	11.00%
Province loan [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	6.00%
Long-term debt	$ 325
Province loan [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	16.00%
Long-term debt	$ 353
Province loan [Member] | Weighted average [Member]
Disclosure of detailed information about borrowings [line items]
Discount rate on loans	5.00%